Debt - Schedule of Debt Outstanding, Aggregated by Scheduled Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Maturity [Line Items]
2013	$ 1,460,750
2014	2,613,174
2015	2,932,315
2016	1,440,152
2017	736,864
Thereafter	206,984
Total	$ 9,390,239	$ 9,383,386